GOODWILL AND INTANGIBLE ASSETS - (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Intangible Asset by Major Class [Line Items]
Goodwill	121,814	121,814	121,814
Indefinite-lived intangible assets	14,696	14,696	14,690
Subject to amortization, Gross	145,226	145,213	145,030
Accumulated Amortization	(115,580)	(95,453)	(65,258)
Subject to amortization, Net	29,646	49,760	79,772
Intangible Assets, Gross	281,736	281,723	281,534
Intangible Assets, Net	166,156	186,270	216,276
Developed Technology Rights [Member]
Schedule of Intangible Asset by Major Class [Line Items]
Subject to amortization, Gross	61,600	61,600	61,600
Accumulated Amortization	(45,019)	(36,466)	(23,925)
Subject to amortization, Net	16,581	25,134	37,675
Licensing Agreements [Member]
Schedule of Intangible Asset by Major Class [Line Items]
Subject to amortization, Gross	52,600	52,600	52,600
Accumulated Amortization	(52,138)	(43,947)	(30,872)
Subject to amortization, Net	462	8,653	21,728
License Agreements Reclassified from In-process Research and Development [Member]
Schedule of Intangible Asset by Major Class [Line Items]
Estimated Useful Lives		6 years
Subject to amortization, Gross		0	600
Customer Relationships [Member]
Schedule of Intangible Asset by Major Class [Line Items]
Subject to amortization, Gross	29,700	29,700	29,930
Accumulated Amortization	(17,502)	(14,320)	(10,215)
Subject to amortization, Net	12,198	15,380	19,715
Patents and other [Member]
Schedule of Intangible Asset by Major Class [Line Items]
Subject to amortization, Gross	1,326	1,313	900
Accumulated Amortization	(921)	(720)	(246)
Subject to amortization, Net	405	593	654
Trademarks [Member]
Schedule of Intangible Asset by Major Class [Line Items]
Indefinite-lived intangible assets	12,900	12,900	12,900
In-process research and development [Member]
Schedule of Intangible Asset by Major Class [Line Items]
Indefinite-lived intangible assets	1,500	1,500	1,500
Other [Member]
Schedule of Intangible Asset by Major Class [Line Items]
Indefinite-lived intangible assets	296	296	290
Minimum [Member]
Schedule of Intangible Asset by Major Class [Line Items]
Estimated Useful Lives		4 years
Minimum [Member] | Developed Technology Rights [Member]
Schedule of Intangible Asset by Major Class [Line Items]
Estimated Useful Lives	4 years	4 years	4 years
Minimum [Member] | Licensing Agreements [Member]
Schedule of Intangible Asset by Major Class [Line Items]
Estimated Useful Lives	4 years	4 years	4 years
Minimum [Member] | Customer Relationships [Member]
Schedule of Intangible Asset by Major Class [Line Items]
Estimated Useful Lives	4 years	4 years	4 years
Minimum [Member] | Patents and other [Member]
Schedule of Intangible Asset by Major Class [Line Items]
Estimated Useful Lives	2 years	2 years	2 years
Maximum [Member]
Schedule of Intangible Asset by Major Class [Line Items]
Estimated Useful Lives		7 years
Maximum [Member] | Developed Technology Rights [Member]
Schedule of Intangible Asset by Major Class [Line Items]
Estimated Useful Lives	6 years	6 years	6 years
Maximum [Member] | Licensing Agreements [Member]
Schedule of Intangible Asset by Major Class [Line Items]
Estimated Useful Lives	6 years	6 years	6 years
Maximum [Member] | Customer Relationships [Member]
Schedule of Intangible Asset by Major Class [Line Items]
Estimated Useful Lives	7 years	7 years	7 years
Maximum [Member] | Patents and other [Member]
Schedule of Intangible Asset by Major Class [Line Items]
Estimated Useful Lives	17 years	17 years	17 years